Investment in an Associate (Tables)	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
Schedule of Balance Sheets	Balance sheet as of December 31, 2023
December 31,
2023
(in thousands)
Current assets	$1,384
Non-current assets	5
Current liabilities	160
Non-current liabilities	628
Equity	601

Schedule of Statement of Operations
(in thousands)

Total operating loss	$1,551
Financial income, net	23
Income tax	16
Net Loss	$1,544